Property and Equipment (Tables)	9 Months Ended
Sep. 30, 2012
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Fixed Asset	Useful Life	September 30, 2012	December 31, 2011

Vehicles	5 years	300,370	300,370
Furniture and Fixtures	10 years	64,539	60,936
Computers	5 years	192,413	191,206
MFG equipment	10 years	4,062,593	3,967,302
Lab Equipment	10 years	988,122	821,639
Bldg/Leasehold	19 years (remainder of lease)	1,655,853	1,608,055
Building	40 years	571,141	571,141
Land	Not depreciated	380,000	380,000
		8,215,031	7,900,649
Accumulated depreciation		(4,870,605)	(4,558,202)
Net		3,344,426	3,342,447